Summary of Significant Accounting Policies - Schedule of Accounts Receivable Balances and Revenues as Percentage of Total Accounts Receivable Balances and Revenues (Detail) - Customer Concentration Risk
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Blue Shield of Texas | Accounts Receivable
Concentration Risk [Line Items]
Percentage of accounts receivable			21.40%		0.10%
Blue Shield of Texas | Revenue
Concentration Risk [Line Items]
Percentage of revenues	26.50%	47.20%	35.40%	19.40%	21.30%	19.20%
Government Health Benefits Programs | Accounts Receivable
Concentration Risk [Line Items]
Percentage of accounts receivable			20.50%		16.70%
Government Health Benefits Programs | Revenue
Concentration Risk [Line Items]
Percentage of revenues	21.90%	(29.40%)	(5.60%)	9.30%	0.10%	23.00%
Aetna | Accounts Receivable
Concentration Risk [Line Items]
Percentage of accounts receivable			6.40%		6.00%
Aetna | Revenue
Concentration Risk [Line Items]
Percentage of revenues	7.90%	10.70%	10.70%	8.10%
United Healthcare | Accounts Receivable
Concentration Risk [Line Items]
Percentage of accounts receivable			5.70%		31.50%
United Healthcare | Revenue
Concentration Risk [Line Items]
Percentage of revenues	5.50%	28.80%	4.90%	30.90%	30.80%	4.50%